Offerings - Offering: 1	Mar. 18, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 6,968,826.07
Amount of Registration Fee	$ 1,066.93
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,066.93 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on June 20, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.